CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING CASH FLOW
Profit before taxes	R$ 2,939,977	R$ 1,846,670	R$ 1,380,547
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	1,594,064	1,529,052	1,291,165
Provision for tax, civil and labor risks	153,977	176,609	228,292
Allowance for doubtful accounts	169,259	155,097	176,349
Interest on debts, inflation adjustment and exchange rate changes	1,117,742	1,863,311	2,052,959
Pension plan expense	89,909	113,898	76,638
Equity interests in associates and joint ventures	(334,198)	(312,390)	(311,414)
Impairment	0	20,437	48,291
Loss on disposal of noncurrent assets	216,275	132,195	83,576
Deferred taxes (PIS and COFINS)	(457)	963	(8,579)
Others	(26,595)	(19,074)	(1,832)
Adjustments to reconcile profit (loss)	5,919,953	5,506,768	5,015,992
DECREASE (INCREASE) IN OPERATING ASSETS
Consumers, concessionaires and licensees	(1,006,291)	(722,406)	(205,828)
Dividends and interest on capital received	311,347	730,178	83,356
Taxes recoverable	92,090	68,184	128,453
Escrow deposits	22,926	(248,128)	756,171
Sectorial financial asset	(846,216)	(425,004)	2,494,223
Receivables - amounts from the Energy Development Account - CDE / CCEE	59,196	(29,354)	186,052
Concession financial assets (transmission companies)	0	(56,665)	(55,134)
Other operating assets	(47,835)	91,607	265,404
INCREASE (DECREASE) IN OPERATING LIABILITIES
Trade payables	(848,880)	565,945	(782,963)
Other taxes and social contributions	(59,102)	(261,194)	(63,986)
Other liabilities with private pension plan	(107,668)	(79,724)	(77,183)
Regulatory charges	(430,944)	215,522	(514,935)
Tax, civil and labor risks paid	(215,873)	(206,788)	(216,998)
Sectorial financial liability	(64,361)	(1,089,592)	288,144
Payables - amounts provided by the CDE	71,779	17,544	(70,907)
Other operating liabilities	176,308	141,759	(148,967)
CASH FLOWS PROVIDED BY OPERATIONS	3,026,428	4,218,652	7,080,894
Interest paid on debts and debentures	(1,353,339)	(1,846,453)	(1,570,985)
Income tax and social contribution paid	(816,402)	(338,175)	(875,883)
NET CASH FROM OPERATING ACTIVITIES	856,686	2,034,024	4,634,026
INVESTING ACTIVITIES
Price paid in business combination net of cash acquired	0	0	(1,496,675)
Purchases of property, plant and equipment	(275,986)	(685,856)	(1,026,867)
Purchases of contract asset - in progress	(1,769,573)	0	0
Purchases of intangible assets	(16,864)	(1,884,577)	(1,211,082)
Securities, pledges and restricted deposits	212,831	(93,933)	(125,517)
Capital increase in existing investees	(1,096)	91,599	0
Sale of noncurrent assets	0	26,807	0
Intragroup loans	0	36,639	44,922
NET CASH USED IN INVESTING ACTIVITIES	(1,850,687)	(2,509,321)	(3,815,219)
FINANCING ACTIVITIES
Capital increase by noncontrolling interests	7,994	(122,791)	467
Borrowings and debentures raised	9,610,814	3,398,084	3,774,355
Repayment of principal of borrowings and debentures	(10,204,257)	(5,273,261)	(4,016,693)
Repayment of derivatives	543,427	(102,641)	158,242
Dividends and interest on capital paid	(322,163)	(336,934)	(231,749)
Repayment for business combinations	0	(2,514)	(21,234)
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(364,185)	(2,440,057)	(336,612)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(364,185)	(2,440,057)	(336,612)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	3,249,642	6,164,997	5,682,802
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	R$ 1,891,457	R$ 3,249,642	R$ 6,164,997